CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and due from banks	$ 48,326		$ 48,156
Interest bearing deposits	25,690		70,925
Cash and Cash Equivalents	74,016		119,081
Interest bearing deposits - time	13,561		17,999
Trading securities	203		498
Securities available for sale	533,178		462,481
Federal Home Loan Bank and Federal Reserve Bank stock, at cost	19,919		23,419
Loans held for sale, carried at fair value	23,662		20,390
Loans
Commercial	690,955		635,234
Mortgage	472,628		486,633
Installment	206,378		192,065
Payment plan receivables	40,001		60,638
Total Loans	1,409,962		1,374,570
Allowance for loan losses	(25,990)		(32,325)
Net Loans	1,383,972		1,342,245
Other real estate and repossessed assets	6,454		18,282
Property and equipment, net	45,948		48,594
Bank-owned life insurance	53,625		52,253
Deferred tax assets, net	48,632		57,550
Capitalized mortgage loan servicing rights	12,106		13,710
Vehicle service contract counterparty receivables, net	7,237		7,716
Other intangibles	2,627		3,163
Accrued income and other assets	23,590		22,562
Total Assets	2,248,730		2,209,943
Deposits
Non-interest bearing	576,882		518,658
Savings and interest-bearing checking	943,734		910,352
Reciprocal	53,668		83,527
Retail time	338,720		358,800
Brokered time	11,298		13,469
Total Deposits	1,924,302		1,884,806
Other borrowings	12,470		17,188
Subordinated debentures	35,569		40,723
Vehicle service contract counterparty payables	1,977		4,089
Accrued expenses and other liabilities	24,041		31,556
Total Liabilities	1,998,359		1,978,362
Commitments and contingent liabilities
Shareholders' Equity
Preferred stock, no par value, 200,000 shares authorized; none issued or outstanding	0		0
Common stock, no par value, 500,000,000 shares authorized; issued and outstanding: 22,957,323 shares at December 31, 2014 and 22,819,136 shares at December 31, 2013	352,462		351,173
Accumulated deficit	(96,455)		(110,347)
Accumulated other comprehensive loss	(5,636)	[1]	(9,245)	[1]
Total Shareholders' Equity	250,371		231,581
Total Liabilities and Shareholders' Equity	$ 2,248,730		$ 2,209,943

[1]	2014 and 2013 amounts are presented net of tax as we removed substantially all of the valuation allowance on our deferred tax assets during the second quarter of 2013 (see note #13).